Right-of-use Assets - Summary of right-of-use Assets (Details) € in Thousands	6 Months Ended
Jun. 30, 2024 EUR (€)
Right-of-use assets
Beginning balance	€ 128,853
Additions	22,193
Disposals	(10)
Depreciation	(16,729)
Contract modifications	3,486
Net foreign exchange differences	1,333
Ending balance	139,126
Real Estates
Right-of-use assets
Beginning balance	128,196
Additions	22,048
Depreciation	(16,529)
Contract modifications	3,486
Net foreign exchange differences	1,331
Ending balance	138,532
Other
Right-of-use assets
Beginning balance	657
Additions	145
Disposals	(10)
Depreciation	(200)
Net foreign exchange differences	2
Ending balance	€ 594